Unearned revenue (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of unearned revenue

As of June 30, 2025 and 2024, the Company’s unearned revenue consists of payments received for EPC services projects not started yet.

	June 30, 2025	June 30, 2024
Beginning of the year	$4,600	$1,151
Revenue recognized for prior year	(4,600)	(16)
Advance payments	5,607	3,445
Foreign currency impact	91	20
End of the year	$5,698	$4,600